Brumadinho dam failure - Cash settlement obligation (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 BRL (R$)
Global Settlement for Brumadinho
Provisions.
Income transfer program, amount paid			$ 777	R$ 4,383
Payment obligations
Provisions.
Present value of the semiannual fixed payments obligation	$ 1,427	R$ 7,964
Period for payments of semiannual fixed payments obligation	5 years